Contingently Redeemable Convertible Preferred Shares - Schedule of Movement in Carrying Value of Convertible Preferred Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Beginning balance	¥ 466,637	¥ 220,539
Issuance cost of preferred shares		(7,223)
Accretion of Preferred Shares	24,094	26,391
Redemption of Preferred Shares	(57,234)
Concertion to Common Shares	(433,497)
Ending balance		466,637
Series A
Class Of Stock [Line Items]
Beginning balance	26,979	26,804
Accretion of Preferred Shares	1,463	175
Concertion to Common Shares	(28,442)
Ending balance		26,979
Series B
Class Of Stock [Line Items]
Beginning balance	52,723	52,044
Accretion of Preferred Shares	4,137	679
Concertion to Common Shares	(56,860)
Ending balance		52,723
Series C
Class Of Stock [Line Items]
Beginning balance	168,317	141,691
Issuance of preferred shares		20,571
Accretion of Preferred Shares	7,441	6,055
Redemption of Preferred Shares	(57,234)
Concertion to Common Shares	(118,524)
Ending balance		168,317
Series D
Class Of Stock [Line Items]
Beginning balance	218,618
Issuance of preferred shares		206,359
Issuance cost of preferred shares		(7,223)
Accretion of Preferred Shares	11,053	19,482
Concertion to Common Shares	¥ (229,671)
Ending balance		¥ 218,618